Equity (Tables)	6 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of warrants activity
Number of shares		Weighted average life	Expiration dates

Balance of warrants outstanding as of July 1, 2018	359,727		4.39 years	November 20, 2022

Balance of warrants outstanding as of December 31, 2018	359,727		3.39 years	November 20, 2022

Balance of warrants outstanding as of July 1, 2019	2,396,747		4.68 years	*

Balance of warrants outstanding as of December 31, 2019	2,396,747		4.18 years	*

*	Among the 2,396,747 shares of warrants, 359,727 shares will expire on November 20, 2020, 2,037,020 shares will be expire on May 23, 2024.